Income Taxes (Schedule of Deferred Tax Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accruals and reserves	$ 2,499	$ 2,242
Stock-based compensation	2,443	2,960
Intangible assets	448	1,464
Net operating losses	12,055	9,337
Tax credits	3,569	4,399
Other	178	70
Total deferred tax assets	21,192	20,472
Deferred Tax Liabilities, Net [Abstract]
Commissions receivable	(64,911)	(93,538)
Intangible assets	1,083	2,133
Fixed assets	(55)	0
Total deferred tax liabilities	66,049	95,671
Net deferred tax liabilities	$ (44,857)	$ (75,199)